UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

5847 San Felipe
Suite 850
Houston, TX 77057
(Address of principal executive offices)

Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-345-1898

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
AUSTRALIA (20.87%)

COMMON STOCKS (16.37%)

APPAREL (1.05%)
Billabong International, Ltd. (a)	33,720	$259,005

BANKING & FINANCE (0.17%)
Suncorp-Metway, Ltd. (a)	7,304	43,278

BUILDING MATERIALS (0.43%)
James Hardie Industries NV – ADR*	5,200	106,080

CHEMICALS - DIVERSIFIED (1.12%)
Nufarm, Ltd. (a)	30,645	277,092

E-COMMERCE (0.29%)
Webjet, Ltd. (a)	71,081	70,677

ENERGY (0.31%)
Woodside Petroleum, Ltd. (a)	2,000	76,283

FOOD & BEVERAGE (1.94%)
Woolworths, Ltd. (a)	20,998	480,755

HEALTHCARE (1.01%)
Sonic Healthcare, Ltd. (a)	25,628	250,456

INSURANCE (2.06%)
QBE Insurance Group, Ltd. (a)	31,220	508,220

MEDICAL SUPPLIES (0.75%)
Cochlear, Ltd. (a)	4,000	185,631

MINING (4.19%)
BHP Billiton, Ltd. - ADR	5,000	314,800
OZ Minerals, Ltd. (a)	308,661	294,209
Pan Australian Resources, Ltd. (a)*	1,250,000	426,454
		1,035,463
PHARMACEUTICALS (0.52%)
CSL, Ltd. (a)	5,000	127,613

TRANSPORTATION (1.10%)
Asciano Group (a)	50,000	66,713
Toll Holdings, Ltd. (a)	36,153	205,637
		272,350
UTILITIES (1.43%)
AGL Energy, Ltd. (a)	28,355	354,162
TOTAL COMMON STOCKS (Cost $3,262,125)		4,047,065

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Principal	Value
AUSTRALIA (20.87%) — Continued

BONDS (4.50%)
CBA Capital Australia, Ltd., 3.82%, 4/15/15 (b)**	$300,000	$171,962
Commonwealth Bank of Australia, 8.50%, 6/1/10	300,000	312,221
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	207,500
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	419,588
TOTAL BONDS (Cost $1,174,215)		1,111,271
TOTAL AUSTRALIA (Cost $4,436,340)		5,158,336
	Shares
NEW ZEALAND (67.06%)

COMMON STOCKS (58.69%)

AGRICULTURE (0.28%)
Allied Farmers, Ltd. (a)*	277,987	69,901

APPLIANCES (1.32%)
Fisher & Paykel Appliances Holdings, Ltd. (a)	200,000	115,023
Scott Technology, Ltd.*	295,245	211,057
		326,080
BANKING & FINANCE (4.04%)
Canterbury Building Society*	308,932	623,671
Tower, Ltd. (a)	324,913	373,945
		997,616
BUILDING MATERIALS (0.58%)
Fletcher Building, Ltd. (a)	30,000	142,477

COMMERCIAL SERVICES (6.13%)
Guinness Peat Group Plc (a)	589,300	296,113
Mowbray Collectables, Ltd. (c)*	671,593	466,755
Opus International Consultants, Ltd. (a)	200,000	166,799
Taylors Group, Ltd.	519,431	584,480
		1,514,147
COMPUTER SERVICE (0.59%)
Renaissance Corp., Ltd. (a)	728,329	144,639

ENERGY (2.06%)
Contact Energy, Ltd. (a)	50,971	212,413
Pike River Coal Co., Ltd. (a)*	389,746	296,298
		508,711
FOOD & BEVERAGE (0.31%)
Just Water International, Ltd.	292,802	77,522

HEALTHCARE (3.06%)
Fisher & Paykel Healthcare Corp., Ltd. (a)	270,695	582,129
Ryman Healthcare, Ltd. (a)	150,000	173,615
		755,744
HUMAN RESOURCES (0.58%)
Allied Work Force Group, Ltd.	277,500	143,268

LEISURE & RECREATION (0.60%)
Tourism Holdings, Ltd. (a)	441,009	148,817

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
NEW ZEALAND (67.06%) — Continued

COMMON STOCKS (58.69%) — Continued

MARINE PORTS & SERVICES (10.58%)
Cavotec MSL Holdings, Ltd.*	190,000	$377,284
Port of Tauranga, Ltd. (a)	175,000	733,996
South Port of New Zealand, Ltd.	1,027,930	1,503,657
		2,614,937
METAL FABRICATE/HARDWARE (3.83%)
Methven, Ltd. (a)	506,250	468,812
Steel & Tube Holdings, Ltd. (a)	229,494	477,409
		946,221
MISCELLANEOUS MANUFACTURING (1.68%)
Skellerup Holdings, Ltd. (a)	1,117,130	416,216

MULTI-MEDIA (2.89%)
Sky Network Television, Ltd. (a)	249,745	714,932

OIL & GAS (3.58%)
New Zealand Oil & Gas, Ltd. (a)	823,526	883,417

PHARMACEUTICALS (0.27%)
Life Pharmacy, Ltd.*	278,884	66,454

REAL ESTATE (7.89%)
Goodman Property Trust (a)	462,405	302,921
ING Medical Properties Trust (a)	668,852	526,973
ING Property Trust (a)	924,439	422,395
Kermadec Property Fund (a)	1,088,477	302,413
Kiwi Income Property Trust (a)	209,576	137,273
National Property Trust (a)	975,000	257,905
		1,949,880
RETAIL (1.28%)
Briscoe Group, Ltd.	405,000	316,323

TELECOMMUNICATIONS (1.97%)
TeamTalk, Ltd.	368,041	487,213

TRANSPORTATION (2.20%)
Freightways, Ltd. (a)	110,000	226,307
Mainfreight, Ltd. (a)	105,000	316,070
		542,377
UTILITIES (2.97%)
Infratil, Ltd. (a)	616,549	735,032

TOTAL COMMON STOCKS (Cost $16,661,928)		14,501,924

EXCHANGE TRADED FUNDS (3.45%)
iShares MSCI Australia Index Fund	45,000	851,850
TOTAL EXCHANGE TRADED FUNDS (Cost $740,425)		851,850

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
NEW ZEALAND (67.06%) — Continued

PREFERRED STOCKS (1.80%)
ASB Capital, Ltd., 3.86% (a)**	954,218	$445,649
TOTAL PREFERRED STOCKS (Cost $686,799)		445,649

RIGHTS & WARRANTS (0.24%)
Pike River Coal, Ltd., Strike Price 1.25, Expiration 4/24/11 (a)	350,000	58,843
TOTAL RIGHTS & WARRANTS (Cost $0)		58,843
	Principal
BONDS (2.88%)
ANZ National Bank, Ltd., 8.50%, 6/9/10 (b)	$500,000	348,954
ANZ National Bank, Ltd., 8.50%, 6/9/14 (b)	500,000	362,424
TOTAL BONDS (Cost $775,890)		711,378
TOTAL NEW ZEALAND (Cost $18,865,042)		16,569,644
	Shares
SHORT TERM INVESTMENT (10.19%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.19% (d)	2,518,066	2,518,066
TOTAL SHORT TERM INVESTMENT (Cost $2,518,066)		2,518,066

TOTAL INVESTMENTS (Cost $25,819,448) (e)(f) – (98.12%)		24,246,046

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.88%)		463,336

NET ASSETS – (100.00%)		$24,709,382

*	Non-income producing security.
**	Rate shown represents the rate at July 31, 2009, is subject to change and resets annually.
(a)	Fair Valued Security. These securities represent 55.75% of the net assets as of July 31, 2009.
(b)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(c)	Affiliated investment. See table of affiliated investment below.
(d)	Rate disclosed is the seven day yield as of July 31, 2009.
(e)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4 (“FSP 157-4”). See attached summary.
(f)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$3,388,026
Gross unrealized depreciation	(5,125,309)
Net unrealized depreciation	$(1,737,283)

ADR	American Depositary Receipt
Plc	Public Limited Company

For the Period
					Ended 7/31/09		For the Period
	Percentage				Change in		11/1/08-7/31/09
	of	Shares	Shares	Fair Value	Appreciation/	Fair Value	Dividend	Realized
Affiliated Investment	Ownership	10/31/2008	7/31/2009	10/31/2008	Depreciation	7/31/2009	Income	Gain/(Loss)
Mowbray Collectables Ltd.	6.19%	671,593	671,593	$488,585	($21,830)	$466,755	$–	$–

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (88.17%)

AUTOMOTIVE PARTS & EQUIPMENT (4.05%)
Daihatsu Motor Co., Ltd.	5,000	$56,284
NGK Spark Plug Co., Ltd.	6,000	66,208
Sumitomo Rubber Industries, Ltd.	10,000	86,883
		209,375
BANKING & FINANCE (2.83%)
Fukuoka Financial Group, Inc.	10,000	43,864
Sumitomo Mitsui Financial Group, Inc.	2,400	102,738
		146,602
COMPUTERS (1.29%)
Melco Holdings, Inc.	4,500	66,970

DISTRIBUTION & WHOLESALE (2.68%)
Marubeni Corp.	30,000	138,569

ELECTRONICS (12.31%)
Fanuc, Ltd.	1,500	123,190
Fujitsu, Ltd.	10,000	65,744
Hamamatsu Photonics K.K.	1,500	29,537
Hoya Corp.	4,000	96,607
Nippon Signal Co., Ltd.	6,000	55,808
Star Micronics Co., Ltd.	5,000	50,893
Taiyo Yuden Co., Ltd.	10,000	136,878
TOYO Corp.	8,000	77,962
		636,619
ENGINEERING & CONSTRUCTION (1.55%)
Kajima Corp.	18,000	50,798
Taihei Dengyo Kaisha, Ltd.	3,000	29,585
		80,383
FOOD & BEVERAGE (1.45%)
Kirin Brewery Co., Ltd.	5,000	74,834

HEALTHCARE-PRODUCTS (5.35%)
Asahi Intecc Co., Ltd.	4,000	43,124
Terumo Corp.	3,000	152,521
Unicharm Corp.	1,000	80,964
		276,609
INSURANCE (5.42%)
Aflac, Inc.	3,000	113,580
T & D Holdings, Inc.	2,000	58,768
Tokio Marine Holdings, Inc. - ADR	3,750	108,187
		280,535
LEISURE & RECREATION (6.54%)
Nintendo Co., Ltd.	700	189,335
Sankyo Co., Ltd.	2,500	149,033
		338,368
MACHINERY (3.63%)
Meidensha Corp.	18,000	107,874
Okano Valve Mfg. Co.	5,000	43,600
Torishima Pump Mfg. Co., Ltd.	2,500	36,043
		187,517

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (88.17%) — Continued

PHARMACEUTICALS (3.87%)
Chugai Pharmaceutical Co., Ltd.	6,500	$119,200
Takeda Pharmaceutical Co., Ltd.	2,000	80,964
		200,164
PRINTING (1.02%)
Tosho Printing Co., Ltd.	21,000	52,827

REAL ESTATE (3.81%)
Sumitomo Realty & Development Co., Ltd.	6,000	123,666
Tokyo Tatemono Co., Ltd.	15,000	73,565
		197,231
RETAIL (7.72%)
ABC-Mart, Inc.	2,000	57,182
Fast Retailing Co., Ltd.	600	77,941
Ryohin Keikaku Co., Ltd.	1,200	49,847
Sundrug Co., Ltd.	4,000	89,420
Yamada Denki Co., Ltd.	2,000	125,145
		399,535
TELECOMMUNICATIONS (2.67%)
Hitachi Kokusai Electric, Inc.	5,000	36,835
NTT DoCoMo, Inc. - ADR	7,000	101,080
		137,915
TEXTILES (1.67%)
Ichikawa Co., Ltd.	35,000	86,196

TRANSPORTATION (12.51%)
East Japan Railway Co.	1,500	86,090
Hankyu Hanshin Holdings, Inc.	22,000	101,385
Keihin Electric Express Railway Co., Ltd.	13,000	108,414
Keio Corp.	18,000	108,065
Tobu Railway Co., Ltd.	18,000	109,396
Yamato Holdings Co., Ltd.	9,000	133,844
		647,194
UTILITIES (7.80%)
Hokkaido Electric Power Co., Inc.	6,000	116,626
Toho Gas Co., Ltd.	35,000	140,947
Tohoku Electric Power Co., Inc.	7,000	145,830
		403,403
TOTAL COMMON STOCKS (Cost $3,864,729)		4,560,846

EXCHANGE TRADED FUNDS (4.77%)
iShares MSCI Japan Index Fund	25,000	246,750
TOTAL EXCHANGE TRADED FUNDS (Cost $232,202)		246,750
	Principal
BONDS (0.96%)
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10	$48,000	49,401
TOTAL BONDS (Cost $49,215)		49,401

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT (3.72%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.19% (a)	192,349	$192,349
TOTAL SHORT TERM INVESTMENT (Cost $192,349)		192,349

TOTAL INVESTMENTS (Cost $4,338,495) (b)(c) – ( 97.62%)		5,049,346

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.38%)		122,854

NET ASSETS – (100.00%)		$5,172,200

(a)	Rate disclosed is the seven day yield as of July 31, 2009.
(b)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4 (“FSP 157-4”). See attached summary.
(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$1,062,391
Gross unrealized depreciation	(351,540)
Net unrealized appreciation	$710,851

ADR	American Depositary Receipt

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (91.71%)

BRAZIL (2.35%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,000	$168,550
Vale SA - ADR	10,000	197,300
		365,850
CANADA (3.83%)
InterOil Corp.*	15,000	424,500
Vitran Corp., Inc.*	16,000	172,800
		597,300
FRANCE (6.83%)
Arkema - ADR	6,130	175,931
BNP Paribas - ADR	6,000	218,400
France Telecom SA - ADR	15,000	381,450
Total SA - ADR	5,200	289,380
		1,065,161
GERMANY (4.98%)
E.ON AG - ADR	8,000	302,160
SAP AG - ADR	5,000	236,250
Siemens AG - ADR	3,000	238,440
		776,850
GREAT BRITAIN (10.48%)
Anglo American Plc - ADR	11,830	190,700
British Airways Plc - ADR*	3,800	92,302
GlaxoSmithKline Plc - ADR	8,000	306,320
InterContinental Hotels Group Plc - ADR	19,003	215,114
Lloyds TSB Group Plc - ADR	7,175	40,682
National Grid Plc - ADR	3,071	143,784
Old Mutual Plc - ADR	30,000	385,500
Tate & Lyle Plc - ADR	4,000	97,800
Vodafone Group Plc - ADR	7,875	162,068
		1,634,270
GUERNSEY (1.23%)
Amdocs, Ltd.*	8,000	191,360

ISRAEL (4.56%)
NICE Systems, Ltd. - ADR*	10,000	273,800
Teva Pharmaceutical Industries, Ltd. - ADR	8,198	437,281
		711,081
JAPAN (1.04%)
Nidec Corp. - ADR	9,000	161,550

MEXICO (1.74%)
Grupo Televisa SA - ADR	15,000	271,350

NETHERLANDS (2.72%)
ING Groep NV - ADR	13,842	179,115
Unilever NV - NYS	9,000	244,800
		423,915
PORTUGAL (1.34%)
Portugal Telecom SGPS SA - ADR	20,300	208,075

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (91.71%) — Continued

SOUTH KOREA (1.67%)
Korea Electric Power Corp. - ADR*	8,000	$106,960
KT Corp. - ADR	9,500	152,570
		259,530
SPAIN (3.42%)
Banco Bilbao Vizcaya Argentaria SA - ADR	17,497	287,651
Banco Santander Central Hispano SA - ADR	17,000	245,820
		533,471
SWITZERLAND (2.04%)
Nestle SA - ADR	7,750	318,370

UNITED STATES (43.48%)
AGCO Corp.*	12,000	377,520
American Equity Investment Life Holding Co.	20,000	144,800
American National Insurance Co.	4,498	355,567
Aqua America, Inc.	7,000	126,420
BJ’s Wholesale Club, Inc.*	5,075	169,251
Bunge, Ltd.	6,500	454,805
Chemed Corp.	5,200	229,320
Conmed Corp.*	15,720	276,358
Dentsply International, Inc.	6,700	223,445
DST Systems, Inc.*	7,385	327,377
Electronic Arts, Inc.*	10,000	214,700
KVH Industries, Inc.*	36,000	292,680
LifePoint Hospitals, Inc.*	15,000	414,900
Lubrizol Corp.	8,055	466,626
Lufkin Industries, Inc.	10,000	454,000
MetroCorp Bancshares, Inc.	4,000	15,520
National-Oilwell Varco, Inc.*	7,266	261,140
Norfolk Southern Corp.	9,000	389,250
Northwest Natural Gas Co.	6,000	267,840
Pentair, Inc.	12,760	348,603
Prudential Financial, Inc.	5,000	221,350
Smith International, Inc.	4,490	112,834
Tetra Tech, Inc.*	4,000	120,480
Varian Semiconductor Equipment Associates, Inc.*	16,000	512,640
		6,777,426
TOTAL COMMON STOCKS (Cost $13,541,648)		14,295,559

PREFERRED STOCKS (3.32%)
Chesapeake Energy Corp., 4.50%, 12/31/49**	1,000	68,370
HSBC USA, Inc., Series F, 3.50%, Callable 4/7/10 @ $25 (a)	18,000	284,400
HSBC USA, Inc., Series G, 4.00%, Callable 1/1/11 @ $25 (a)	10,000	165,000
TOTAL PREFERRED STOCKS (Cost $561,255)		517,770

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Principal	Value
BONDS (3.16%)
EnCana Corp., 4.60%, 8/15/09	$135,000	$135,169
JP Morgan Chase & Co., 0.00%, 2/10/11 ***	150,000	168,855
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (a)	200,000	187,791
TOTAL BONDS (Cost $482,907)		491,815
	Shares
SHORT TERM INVESTMENT (2.37%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.19% (b)	370,084	370,084
TOTAL SHORT TERM INVESTMENT (Cost $370,084)		370,084

TOTAL INVESTMENTS (Cost $14,955,894) (c)(d) – (100.56%)		15,675,228

LIABILITIES IN EXCESS OF OTHER ASSETS – (-0.56%)		(87,765)

NET ASSETS – (100.00%)		$15,587,463

*	Non-income producing security.
**	Convertible to common shares.
***

Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and the notes have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value - Starting Index Value)/Starting Index Value.

(a)	Variable Rate Security. This rate reflected in the Schedule of Investments is the rate in effect at July 31, 2009.
(b)	Rate disclosed is the seven day yield as of July 31, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4 (“FSP 157-4”). See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$2,528,185
Gross unrealized depreciation	(1,831,416)
Net unrealized appreciation	$696,769

ADR	American Depositary Receipt
NYS	New York Share
Plc	Public Limited Company

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (73.09%)

BUILDING MATERIALS (9.23%)
Cemex SA de CV - ADR*	12,480	$117,187
CRH Plc - ADR	9,200	227,516
James Hardie Industries NV - ADR*	6,900	140,760
Lafarge SA - ADR	5,000	90,250
Universal Forest Products, Inc. (a)	3,000	133,920
USG Corp.*	7,000	98,980
		808,613
DISTRIBUTION & WHOLESALE (0.21%)
Wolseley Plc - ADR	8,000	18,160

HOMEBUILDERS (4.73%)
Desarrolladora Homex SA de CV – ADR (a)*	9,000	317,070
Toll Brothers, Inc.*	5,000	97,800
		414,870
INSURANCE (2.63%)
First American Corp. (a)	5,000	147,750
Stewart Information Services Corp.	6,000	82,620
		230,370
LODGING (4.30%)
Marriott International, Inc., Class A	5,000	107,700
Starwood Hotels & Resorts Worldwide, Inc. (a)	5,500	129,855
Wyndham Worldwide Corp. (a)	10,000	139,500
		377,055
REAL ESTATE (6.60%)
Alto Palermo SA - ADR	17,000	110,330
Hang Lung Properties, Ltd. - ADR	18,000	332,460
W.P. Carey & Co., LLC	5,000	135,750
		578,540
REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (7.91%)
American Campus Communities, Inc.	1,100	25,223
AvalonBay Communities, Inc.	1,547	90,036
Camden Property Trust	5,000	147,550
Education Realty Trust, Inc.	9,000	43,650
Equity Residential	6,000	144,000
Essex Property Trust, Inc. (a)	1,000	65,010
Mid-America Apartment Communities, Inc. (a)	2,500	99,175
UDR, Inc.	7,565	79,054
		693,698
REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (6.10%)
Digital Realty Trust, Inc. (a)	3,000	121,650
National Retail Properties, Inc.	4,000	78,840
PS Business Parks, Inc. (a)	3,500	180,985
Washington Real Estate Investment Trust	6,000	153,540
		535,015
REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (2.59%)
Health Care REIT, Inc.	2,500	100,150
Senior Housing Properties Trust (a)	6,800	126,888
		227,038

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS (73.09%) — Continued

REAL ESTATE INVESTMENT TRUSTS - HOTELS (3.60%)
Host Hotels & Resorts, Inc.	15,000	$136,200
LaSalle Hotel Properties	12,000	178,920
		315,120
REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (9.27%)
Alexandria Real Estate Equities, Inc.	2,500	95,275
BioMed Realty Trust, Inc.	9,000	105,120
Boston Properties, Inc.	2,500	132,250
Corporate Office Properties Trust	4,000	135,640
Douglas Emmett, Inc.	6,000	60,960
HRPT Properties Trust	10,100	48,682
SL Green Realty Corp.	3,000	77,340
Vornado Realty Trust	3,083	157,295
		812,562
REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (3.79%)
Acadia Realty Trust	4,985	68,294
Kimco Realty Corp.	4,000	39,360
Kite Realty Group Trust	10,000	32,000
Saul Centers, Inc.	4,100	138,867
Weingarten Realty Investors	3,450	53,234
		331,755
REAL ESTATE INVESTMENT TRUSTS - STORAGE (4.81%)
Extra Space Storage, Inc.	15,000	131,700
Public Storage, Inc. (a)	4,000	290,280
		421,980
REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE & INDUSTRIAL (2.53%)
AMB Property Corp.	3,500	69,335
EastGroup Properties, Inc.	3,000	104,160
ProLogis	5,500	48,345
		221,840
RETAIL BUILDING PRODUCTS (4.79%)
Home Depot, Inc. (a)	6,000	155,640
Kingfisher Plc- ADR	12,000	84,600
Lowe’s Cos., Inc. (a)	8,000	179,680
		419,920
TOTAL COMMON STOCKS (Cost $8,591,068)		6,406,536

EXCHANGE TRADED FUNDS (4.38%)
iShares Cohen & Steers Realty Majors Index Fund	3,000	119,070
iShares Dow Jones U.S. Real Estate Index Fund	3,200	114,784
SPDR Dow Jones Wilshire International REIT	2,500	78,875
SPDR Dow Jones Wilshire REIT	1,900	71,269
TOTAL EXCHANGE TRADED FUNDS (Cost $505,163)		383,998

INVESTMENT COMPANIES (1.52%)
DWS RREEF Real Estate Fund, Inc.	9,000	20,610
LMP Real Estate Income Fund, Inc.	16,000	112,640
TOTAL INVESTMENT COMPANIES (Cost $460,523)		133,250

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Principal	Value
BONDS (6.13%)
Centex Corp., 4.55%, 11/1/10	$150,000	$147,750
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	207,500
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	181,890
TOTAL BONDS (Cost $600,357)		537,140
	Shares
SHORT TERM INVESTMENT (20.47%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.19% (b)	1,793,709	1,793,709
TOTAL SHORT TERM INVESTMENT (Cost $1,793,709)		1,793,709

TOTAL INVESTMENTS (Cost $11,950,820) (c)(d) – (105.59%)		9,254,633

TOTAL CALL OPTIONS WRITTEN (Proceeds $202,519) – (-3.61%)		(316,605)

LIABILITIES IN EXCESS OF OTHER ASSETS – (-1.98%)		(173,911)

NET ASSETS – (100.00%)		$8,764,117

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JULY 31, 2009 (Unaudited)

	Expiration Date,
	Exercise Price		Contracts (†)	Value
CALL OPTIONS WRITTEN (-3.61%)
Desarrolladora Homex SA de CV	9/19/09,	$22.5	45	$(58,950)
Digital Realty Trust, Inc.	10/17/09,	40.0	30	(9,750)
Essex Property Trust, Inc.	1/16/10,	80.0	10	(2,125)
First American Corp.	10/17/09,	30.0	50	(8,400)
Home Depot, Inc.	11/21/09,	25.0	60	(14,100)
Lowe’s Cos., Inc.	10/17/09,	20.0	80	(25,600)
Mid-America Apartment Communities, Inc.	1/16/10,	40.0	25	(10,125)
PS Business Parks, Inc.	10/17/09,	45.0	35	(28,000)
Public Storage, Inc.	9/19/09,	75.0	40	(10,000)
Senior Housing Properties Trust	9/19/09,	17.5	68	(10,880)
Starwood Hotels & Resorts Worldwide, Inc.	11/21/09,	20.0	55	(27,225)
Universal Forest Products, Inc.	10/17/09,	30.0	30	(45,450)
Wyndham Worldwide Corp.	11/21/09,	7.5	100	(66,000)
TOTAL CALL OPTIONS WRITTEN (Proceeds $202,519)			628	$(316,605)

*	Non-income producing security.
†	Each contract is equivalent to 100 shares.
(a)	Security held as collateral for call options written, aggregating a total market value of $2,087,403.
(b)	Rate disclosed is the seven day yield as of July 31, 2009.
(c)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4 (“FSP 157-4”). See attached summary.
(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$617,400
Gross unrealized depreciation	(3,313,677)
Net unrealized depreciation	$(2,696,277)

ADR	American Depositary Receipt
Plc	Public Limited Company

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

Statement of Financial Accounting Standards No. 157

Various “inputs” are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (which may include the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization of each Fund’s investments based on the level of inputs used in determining the value of such investments as of July 31, 2009:

			Level 2 –
	Level 1 –		Other Significant
	Quoted Prices(1)		Observable Inputs(1)	Total

	Investment	Other Financial	Investment	Investment	Other Financial
Fund Name	Securities($)	Instruments($)*	Securities($)	Securities($)	Instruments($)*

Australia/New Zealand Fund	8,648,480	-	15,597,566	24,246,046	-
Japan Fund	4,999,945	-	49,401	5,049,346	-
Global Fund	15,183,413	-	491,815	15,675,228	-
Real Estate Securities Fund	8,717,493	(316,605)	537,140	9,254,633	(316,605)

(1)

In accordance with the provisions of FSP 157-4, the amounts disclosed in Level 1 are equity securities, exchange traded funds, investment companies, and short term investments; the amounts disclosed in Level 2 are bonds, fair-valued equity securities, and rights and warrants. Refer to the Schedule of Investments for the breakout of each security by industry type.

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Investments, such as options written.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	September 28, 2009

By:	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date:	September 28, 2009